SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-	SHAREHOLDERS' EQUITY

a.	Ordinary share:

The Ordinary shares entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company. In January 6, 2011 the shareholders resolved to increase the authorized share capital of the Company to 40,000,000 Ordinary shares with a nominal value of NIS 0.01 each.

b.	Share option plans:
In 2003, the Company adopted a share option plan ("the 2003 Plan"). Under the 2003 Plan, employees, officers and non-employees may be granted options to acquire Ordinary shares. Pursuant to the 2003 Plan, the Company has reserved for issuance a total of 4,368,000 Ordinary shares. As of December 31, 2012, 1,005,173 options were still available for future grant under the 2003 Plan.
Options granted under the 2003 Plan vested over three years from the grant date. The options expire no later than five years from the date of grant.
A summary of the activity in the share options granted to employees, non-employees and directors for the year ended December 31, 2012 and related information is as follows:
		Weighted average
	Number of options	Exercise price	Remaining contractual term (in Years)	Aggregate intrinsic value

Outstanding at January 1, 2012	1,776,072	$5.87	3.39	$113
Granted	1,060,501	$6.19
Exercised *)	(209,067)	$4.41
Cancelled	(221,206)	$6.12
Forfeited	(82,666)	$7.09

Outstanding at December 31, 2012 **)	2,323,634	$6.09	3.38	$6,971

Exercisable at December 31, 2012 ***)	694,005	$5.72	2.31	$2,278
*)	During 2012, 25,000 share options were exercised in consideration for cash received in an amount of $ 76 and 184,067 share options were exercised under net-share settlement.
**)
Represents intrinsic value of 1,930,300 outstanding options that are in-the-money as of December 31, 2012. The remaining 393,334 outstanding options are out of the money as of December 31, 2012, and their intrinsic value was considered as zero.

***)
Represents intrinsic value of 650,672 exercisable options that are in-the-money as of December 31, 2012. The remaining 43,333 outstanding options are out of the money as of December 31, 2012, and their intrinsic value was considered as zero.

The weighted-average grant-date fair value of options granted during the years 2010, 2011 and 2012 was $ 1.23, $ 2.29 and $ 1.83, respectively.
As of December 31, 2012, the total compensation cost related to options granted to employees, not yet recognized, amounted to $ 2,278. The cost is expected to be recognized over a weighted average period of 2.37 years.
Aggregate intrinsic value of options exercised in 2010, 2011 and 2012 amounted to $ 713, $ 580 and $ 555, respectively.
The options outstanding under the Company's Stock Option Plans as of December 31, 2012 have been separated into ranges of exercise price as follows:

Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

2.30-3.51	50,000	0.52	3.27	50,000	3.27
4.04-4.38	997,168	3.39	4.23	300,000	4.38
5.12-5.99	299,336	3.12	5.80	33,334	5.61
6.04-6.93	229,004	2.68	6.65	145,670	6.62
7.11-7.85	354,792	3.12	7.47	121,667	7.49
9.14-9.98	393,334	4.59	9.80	43,334	9.98

	2,323,634			694,005

Stock-based compensation was recorded in the following items

	Year ended December 31,
	2010	2011	2012

Cost of sales	$7	$10	$16
Research and development	145	108	221
Selling and marketing	151	78	168
General and administrative	458	987	651

Total Expenses	$761	$1,183	$1,056